Direct Financing and Sales-type Leases	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Direct Financing and Sales-type Leases

(7) Direct Financing and Sales-type Leases

The Company leases containers under direct financing and sales-type leases. The Company had 111,059 and 135,221 containers under direct financing and sales-type leases as of December 31, 2017 and 2016, respectively.

The components of the net investment in direct financing and sales-type leases, which are reported in the Company’s Container Ownership segment as of December 31, 2017 and 2016 were as follows:

	2017	2016
Future minimum lease payments receivable	$204,451	$269,256
Residual value of containers	4,885	—
Less unearned income	(26,712)	(32,022)
Net investment in direct financing and sales-type leases	$182,624	$237,234
Amounts due within one year	$56,959	$64,951
Amounts due beyond one year	125,665	172,283
Net investment in direct financing and sales-type leases	$182,624	$237,234

In September 2016, net investment in direct financing leases with a balance of $88,171 was reclassified to containers, net due to one of the Company’s customers filing for bankruptcy in August 2016 (see Note 3 “Insurance Receivable and Impairment”).

The carrying value of TW’s net investment in direct financing and sales-type leases was $103,571 and $133,991 at December 31, 2017 and 2016, respectively.

The Company maintains detailed credit records about its container lessees. The Company’s credit committee sets different maximum exposure limits for its container lessees. The Company uses various credit criteria to set maximum exposure limits rather than a standardized internal credit rating. Credit criteria used by the Company to set maximum exposure limits may include, but are not limited to, container lessee trade route, country, social and political climate, assessments of net worth, asset ownership, bank and trade credit references, credit bureau reports, including those from Dynamar B.V. and Lloyd’s Marine Intelligence Unit (common credit reporting agencies used in the maritime sector), operational history and financial strength. The Company monitors its container lessees’ performance and its lease exposures on an ongoing basis, and its credit management processes are aided by the long payment experience the Company has had with most of its container lessees and the Company’s broad network of long-standing relationships in the shipping industry that provide the Company current information about its container lessees.

If the aging of current billings for the Company’s direct financing and sales-type leases included in accounts receivable, net were applied to the related balances of the unbilled future minimum lease payments receivable component of the Company’s net investment in direct finance leases and sales-type leases as of December 31, 2017, the aging would be as follows:

1-30 days past due	$2,838
31-60 days past due	21
61-90 days past due	2,786
Greater than 90 days past due	31,682
Total past due	37,327
Current	167,124
Total future minimum lease payments	$204,451

The Company maintains allowances, if necessary, for doubtful accounts and estimated losses resulting from the inability of its lessees to make required payments under direct financing and sales-type leases based on, but not limited to, each lessee’s payment history, management’s current assessment of each lessee’s financial condition and the adequacy of the fair value of containers that collateralize the leases compared to the book value of the related net investment in direct financing and sales-type leases. The changes in the carrying amount of the allowance for doubtful accounts related to billed amounts under direct financing and sales-type leases and included in accounts receivable, net, during the years ended December 31, 2017 and 2016 are as follows:

Balance as of December 31, 2015	$3,883
Additions charged to expense	9,140
Write-offs	(3,462)
Balance as of December 31, 2016	9,561
Additions charged to expense	525
Write-offs	(9,839)
Balance as of December 31, 2017	$247

The following is a schedule by year of future minimum lease payments receivable under these direct financing and sales-type leases as of December 31, 2017:

Year ending December 31:
2018	$66,703
2019	48,192
2020	29,553
2021	34,862
2022 and thereafter	25,141
Total future minimum lease payments receivable	$204,451

Lease rental income includes income earned from direct financing and sales-type leases in the amount of $13,417, $18,558 and $25,291 during 2017, 2016 and 2015, respectively. Amounts for 2016 and 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).